Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	May 31, 2023
IfrsStatementLineItems [Line Items]
Nominal par shares		$ 0.0000067	$ 0.0000067
Total amount share capital		$ 84	$ 83
Proceeds from exercise of the underwriters over-allotment option		$ 9,148	$ 4,505	$ 12,252
Class A Shares [Member]
IfrsStatementLineItems [Line Items]
Shares issued					4,355,374
Class A Common Shares [Member] | Underwriters [Member]
IfrsStatementLineItems [Line Items]
Proceeds from exercise of the underwriters over-allotment option	$ 247,998
Ordinary Class A Shares [Member]
IfrsStatementLineItems [Line Items]
Additional ordinary shares issued	27,555,298